Note 15 - Income Taxes (Tables)	12 Months Ended
Nov. 30, 2019
Income Tax Disclosure [Abstract]
Schedule of effective income tax rate reconciliation
	November 30,	November 30,	November 30,
	2019	2018	2017
	%	%	%

Statutory income tax rate	26.5	26.5	26.5

	$	$	$

Statutory income tax recovery	(2,143,853)	(3,643,080)	(2,347,222)
Increase (decrease) in income taxes
Non-deductible expenses/
non-taxable income	79,210	263,650	488,769
Change in valuation allowance	2,425,721	4,861,770	2,128,819
Investment tax credit	(364,955)	(466,052)	-
Financing costs booked to equity	-	(1,049,430)	(269,715)
Difference in foreign tax rates	(1,487)	290	(651)
True up of tax returns	-	11,029	-
Tax loss expired and other	-	21,823	-
Income tax recovery	(5,364)	-	-

The Company's income tax recovery is allocated as follows:

Current tax expense	5,678	-	-
Deferred tax recovery	(11,042)	-	-

Schedule of deferred tax assets and liabilities
	2019	2018
	$	$

Deferred tax assets
Non-capital loss carry-forwards	13,031,063	11,847,710
Book and tax basis differences
on assets and liabilities	1,151,545	1,041,360
Other	1,514,224	2,884,013
Investment tax credit	3,759,118	3,354,760
Undeducted research and
development expenditures	5,366,539	4,870,130
Capital loss carryforwards	322,983	326,060
Share issuance cost	813,208	1,152,750
	25,958,680	25,476,783
Deferred tax liabilities
Unrealized foreign exchange gain	(279,062)	(282,138)
Convertible debentures	(14,627)	(15,805)
	(293,689)	(297,943)

Valuation allowances for
deferred tax assets	(25,664,991)	(25,178,840)
Net deferred tax assets	-	-

Deferred tax assets and liabilities have been offset where they relate to income taxes levied by the same taxation authority and the Company has the legal right and intent to offset.

Movement in net deferred tax assets (liabilities):
	2019	2018
	$	$

Balance at the beginning of the year	-	-
Recognized in profit/loss	(11,042)	-
Recognized in shareholders' equity	11,042	-
Balance at the end of the year	-	-

Schedule of operating losses
Canadian income tax losses expiring
in the year ended November 30,	Federal
$

2028	182,222
2029	555,539
2030	3,373,079
2031	5,532,739
2032	5,750,053
2033	4,562,538
2034	149,927
2035	2,634,823
2036	3,404,504
2037	4,328,444
2038	10,931,052
2039	7,768,905
49,173,825